Significant Accounting Policies [Text Block] (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Accordingly, basic and diluted loss per ordinary share is calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Net income	$1,444,193	$2,441,116	$5,487,188	$4,199,140
Less: Income attributable to ordinary shares subject to possible redemption	(3,923,887)	(2,843,330)	(7,912,424)	(4,975,572)

Adjusted net loss	$(2,479,694)	$(402,214)	$(2,425,236)	$(776,432)

Weighted average shares outstanding, basic and diluted	20,109,415	20,067,699	20,111,365	20,049,082

Basic and diluted net loss per ordinary share	$(0.12)	$(0.02)	$(0.12)	$(0.04)

Accordingly, basic and diluted loss per ordinary share is calculated as follows:

	Year Ended December 31, 2018	For the Period from May 5, 2017 (inception) through December 31, 2017
Net income	$10,965,012	$1,330,720
Less: Income attributable to ordinary shares subject to redemption	(11,798,101)	(1,863,115)

Adjusted net loss	$(833,089)	$(532,395)

Weighted average shares outstanding, basic and diluted	20,080,848	14,652,083

Basic and diluted net loss per ordinary share	$(0.04)	$(0.04)